Share-Based Payment - Schedule of Activity Related to Stock Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Activity Related to Stock Options [Abstract]
Number of Stock Options, Beginning Balance	31,636,487	27,775,946
Weighted average exercise price, Beginning Balance	$ 0.45	$ 0.46
Number of Stock Options, Granted	100,000	13,826,046
Weighted average exercise price, Granted	$ 0.06	$ 0.09
Number of Stock Options, Forfeited	(12,395,523)	(7,065,822)
Weighted average exercise price, Forfeited	$ 0.68	$ 0.44
Number of Stock Options, Exercised	(19,340,964)	(2,899,683)
Weighted average exercise price, Exercised	$ 0.1	$ 0.05
Number of Stock Options, Ending Balance		31,636,487
Weighted average exercise price, Ending Balance		$ 0.45
Number of Stock Options, Stock options exercisable at the end of year		11,551,492
Weighted average exercise price, Stock options exercisable at the end of year		$ 0.59